Shareholders' Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Dividends Payable [Line Items]
Dividend paid	$ 499,630	$ 1,909,712	$ 1,539,260
October 14, 2014 Six Month Dividend 2014 [Member]
Dividends Payable [Line Items]
Dividend paid	1,539,260
June 22, 2015 Annual Dividend 2014 [Member]
Dividends Payable [Line Items]
Dividend paid	1,038,967
October 19, 2015 Six Month Dividend 2015 [Member]
Dividends Payable [Line Items]
Dividend paid	870,745
July 20 2016 Annual Dividend 2015 [Member]
Dividends Payable [Line Items]
Dividend paid	$ 499,630